SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 5 - A p r - 0 7
Merrill Lynch Mortgage Investors, Inc.
(I.R.S. Employer Identification No.)
13-3416059
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-Mar-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130545-50
Commission File Number of depositor:
333-140436
(Exact name of sponsor as specified in its charter)
Merrill Lynch Mortgage Lending, Inc.
(Former name, former address, if changed since last report)
No Change
Specialty Underwriting and Residential Finance Trust, Series 2007-AB1
250 Vesey Street, 4 World Financial Ctr., 10th Fl
New York, New York
10080
(212) 449-0357
Delaware
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On April 25, 2007 a distribution was made to holders of Specialty Underwriting and Residential Finance Trust, Series
2007-AB1, Mortgage Loan Asset-Backed Certificates, Series 2007-AB1. The monthly report to holders is attached as
Exhibit 99.1.
A1 [___] [___] [_X_]
A-2A [___] [___] [_X_]
A-2B [___] [___] [_X_]
A-2C [___] [___] [_X_]
A-2D [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
R [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: 05/05/2007
(Signature)
Specialty Underwriting and Residential Finance Trust, Series 2007-AB1
Ken Frye
Senior Vice President, Loan Servicing
Ken Frye
/s/ :
PART II - OTHER INFORMATION
(Issuing Entity)
Wilshire Credit Corporation, as Master Servicer
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Specialty Underwriting and Residential Finance Trust,
Series 2007-AB1, Mortgage Loan Asset-Backed Certificates, Series 2007-AB1, relating to the
April 25, 2007 distribution.
Monthly report distributed to holders of Specialty Underwriting and Residential Finance Trust,
Series 2007-AB1, Mortgage Loan Asset-Backed Certificates, Series 2007-AB1, relating to the April
25, 2007 distribution.